Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
C000262008
Account Value [Line Items]
Line Graph and Table Measure Name	RiverNorth Active Income ETF
Account Value	$ 23,197	$ 20,360	$ 18,936	$ 16,182	$ 17,213	$ 16,559	$ 10,856	$ 13,206	$ 12,844	$ 11,694	$ 10,000
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Account Value	11,835	11,342	10,814	10,633	11,168	11,651	11,569	10,620	10,165	10,044	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	37,594	31,913	29,480	22,698	24,599	21,271	13,605	14,625	13,357	11,717	10,000
60% S&P 500 and 40% US Aggregate Bond
Account Value [Line Items]
Account Value	$ 24,250	$ 21,584	$ 20,169	$ 17,097	$ 18,237	$ 16,965	$ 12,881	$ 12,931	$ 11,997	$ 11,026	$ 10,000